                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2001
                                                --------------

Check here if Amendment [   ]; Amendment Number: _____
 This Amendment (Check only one.):       [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         S Squared Technology Corp.
Address:      515 Madison Avenue
              New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Seymour L. Goldblatt
Title:        President
Phone:        212-421-2155

Signature, Place, and Date of Signing:

/s/ SEYMOUR L. GOLDBLATT            New York, New York     May 14, 2001
--------------------------------
       [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]       NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:  0

Form 13F Information Table Entry Total:     99

Form 13F Information Table Value Total:     $412,210
                                            --------
                                            (thousands)


List of Other  Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

                                                                  (SEC USE ONLY)

                                                Item 4:
                            Item 2:              Fair         Item 5:                              Item 7:
                             Title   Item 3:    Market       Shares or                            Managers             Item 8:
        Item 1:                of    CUSIP      Value       Principal             Item 6:           See          Voting Authority
    Name of Issuer          Class    Number    (x $1,000)      Amount      Investment Discretion  Instr. V            (Shares)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (b)
                                                                                Shared-
                                                                                  As
                                                                                Defined     (c)
                                                                          (a)     in      Shared-                (a)     (b)    (c)
                                                                          Sole  Instr. V   Other                 Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
1-800 DATABASE LTD.
  SERIES B                    COM                  1,000      510,204 SH    X                                  510,204
------------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP COM               COM    00724X102     1,299       66,200 SH    X                                   66,200
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                  COM    01642T108     8,972      409,000 SH    X                                  409,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN MANAGEMENT
  SYSTEMS IN                  COM    027352103     2,399      131,000 SH    X                                  131,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATERIALS INC         COM    038222105    10,875      250,000 SH    X                                  250,000
------------------------------------------------------------------------------------------------------------------------------------
ARTISOFT INC                  COM    04314L106     3,306    1,322,300 SH    X                                1,322,300
------------------------------------------------------------------------------------------------------------------------------------
ASPECT TELECOMMUNICATION      COM    04523Q102     1,323      299,300 SH    X                                  299,300
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                     COM    001957109     4,792      225,000 SH    X                                  225,000
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP LIBERTY
  MEDIA GROUP CL A            COM    001957208     6,720      480,000 SH    X                                  480,000
------------------------------------------------------------------------------------------------------------------------------------
AURORA BIOSCIENCES CRP        COM    051920106     1,044       58,400 SH    X                                   58,400
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY  INC.                COM    086516101     3,596      100,000 SH    X                                  100,000
------------------------------------------------------------------------------------------------------------------------------------
BIOTRANSPLANT INC             COM    09066Y107     4,366      821,900 SH    X                                  821,900
------------------------------------------------------------------------------------------------------------------------------------
BRAUN CONSULTING INC          COM    105651103       812      200,000 SH    X                                  200,000
------------------------------------------------------------------------------------------------------------------------------------
BRIO TECHNOLOGY INC           COM    109704106     4,661      768,900 SH    X                                  768,900
------------------------------------------------------------------------------------------------------------------------------------
CABLETRON SYS INC             COM    126920107     1,548      120,000 SH    X                                  120,000
------------------------------------------------------------------------------------------------------------------------------------
CAMBRIDGE HEART INC           COM    131910101     2,601    1,124,814 SH    X                                1,124,814
------------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                  COM    151313103     1,459      100,000 SH    X                                  100,000
------------------------------------------------------------------------------------------------------------------------------------
CLARUS CORP                   COM    182707109       494       77,500 SH    X                                   77,500
------------------------------------------------------------------------------------------------------------------------------------
COGNOS                        COM    19244C109     8,177       507,102 SH    X                                 507,102
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE INC DEL          COM    200693109       187       20,000 SH    X                                   20,000
------------------------------------------------------------------------------------------------------------------------------------
COMPAQ COMPUTER               COM    204493100     7,502      412,200 SH    X                                  412,200
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER TASK GROUP           COM    205477102     1,701      365,800 SH    X                                  365,800
------------------------------------------------------------------------------------------------------------------------------------
COMPUWARE CORP COM            COM    205638109     6,142      630,000 SH    X                                  630,000
------------------------------------------------------------------------------------------------------------------------------------
COMTECH TELECOMMUNICAT
  COM NEW                     COM    205826209     6,952      534,748 SH    X                                  534,748
------------------------------------------------------------------------------------------------------------------------------------
COR THERAPEUTICS INC          COM    217753102     6,311      280,500 SH    X                                  280,500
------------------------------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS        COM    229678107     1,230       50,200 SH    X                                   50,200
------------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC.          COM    126667104       528       16,000 SH    X                                   16,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                      99,997
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

                                                                  (SEC USE ONLY)

                                                Item 4:
                            Item 2:              Fair         Item 5:                              Item 7:
                             Title   Item 3:    Market       Shares or                            Managers             Item 8:
        Item 1:                of    CUSIP      Value       Principal             Item 6:           See          Voting Authority
    Name of Issuer          Class    Number    (x $1,000)      Amount      Investment Discretion  Instr. V            (Shares)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (b)
                                                                                Shared-
                                                                                  As
                                                                                Defined     (c)
                                                                          (a)     in      Shared-                (a)     (b)    (c)
                                                                          Sole  Instr. V   Other                 Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
CYBERONICS INC                COM    23251P102     1,007       62,200 SH    X                                   62,200
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC COM                COM    232560102     7,114      952,400 SH    X                                  952,400
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR         COM    232806109     4,826      272,200 SH    X                                  272,200
------------------------------------------------------------------------------------------------------------------------------------
DOCUMENTUM, INC               COM    256159104     3,155      286,800 SH    X                                  286,800
------------------------------------------------------------------------------------------------------------------------------------
ELOYALTY CORP                 COM    290151109       571      234,175 SH    X                                  234,175
------------------------------------------------------------------------------------------------------------------------------------
ENREV CORP                                           500       50,000 SH    X                                   50,000
------------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC COM              COM    29382F103     4,764      286,564 SH    X                                  286,564
------------------------------------------------------------------------------------------------------------------------------------
EZ2get.com                                            13    1,333,333 SH    X                                1,333,333
------------------------------------------------------------------------------------------------------------------------------------
FILENET CORP                  COM    316869106     4,008      255,500 SH    X                                  255,500
------------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW CL B    COM    366651206       504       80,000 SH    X                                   80,000
------------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW COM     COM    366651107     3,765      558,600 SH    X                                  558,600
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP CL H        COM    370442501     6,240      320,000 SH    X                                  320,000
------------------------------------------------------------------------------------------------------------------------------------
GENZYME CORP                  COM    372917104    13,192      146,041 SH    X                                  146,041
------------------------------------------------------------------------------------------------------------------------------------
GIGA INFORMATION
  GROUP, INC.                        37517M109     1,584      844,625 SH    X                                  844,625
------------------------------------------------------------------------------------------------------------------------------------
H POWER CORP COM              COM    40427A108       475       59,400 SH    X                                   59,400
------------------------------------------------------------------------------------------------------------------------------------
HYPERION SOLUTIONS CP         COM    44914M104     4,347      269,600 SH    X                                  269,600
------------------------------------------------------------------------------------------------------------------------------------
12 TECHNOLOGIES INC           COM    465754109       217       15,000 SH    X                                   15,000
------------------------------------------------------------------------------------------------------------------------------------
ICN PHARMACEUTICAL NEW        COM    448924100     1,399       55,000 SH    X                                   55,000
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC               COM    45245W109    10,540      317,600 SH    X                                  317,600
------------------------------------------------------------------------------------------------------------------------------------
IMMUNEX CORP.                 COM    452528102     4,022      281,000 SH    X                                  281,000
------------------------------------------------------------------------------------------------------------------------------------
INDUS INTL INC                COM    45578L100     9,451    1,938,600 SH    X                                1,938,600
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRI MATIMATIK            COM    455792101       578      420,500 SH    X                                  420,500
------------------------------------------------------------------------------------------------------------------------------------
INFINIUM SOFTWARE INC         COM    45662Y109        60       40,000 SH    X                                   40,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                      82,332
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

                                                                  (SEC USE ONLY)

                                                Item 4:
                            Item 2:              Fair         Item 5:                              Item 7:
                             Title   Item 3:    Market       Shares or                            Managers             Item 8:
        Item 1:                of    CUSIP      Value       Principal             Item 6:           See          Voting Authority
    Name of Issuer          Class    Number    (x $1,000)      Amount      Investment Discretion  Instr. V            (Shares)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (b)
                                                                                Shared-
                                                                                  As
                                                                                Defined     (c)
                                                                          (a)     in      Shared-                (a)     (b)    (c)
                                                                          Sole  Instr. V   Other                 Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED CIRCUIT SYS        COM    45811K208     3,600      225,000 SH    X                                  225,000
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE TECH        COM    458118106       814       27,500 SH    X                                   27,500
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE INTELLIGEN        COM    45839M103     2,947      205,000 SH    X                                  205,000
------------------------------------------------------------------------------------------------------------------------------------
J.D. EDWARDS & CO             COM    281667105     1,974      202,500 SH    X                                  202,500
------------------------------------------------------------------------------------------------------------------------------------
JABIL CIRCUIT INC             COM    466313103    17,160      793,700 SH    X                                  793,700
------------------------------------------------------------------------------------------------------------------------------------
LATTICE SEMICONDUCTOR         COM    518415104    14,932      821,000 SH    X                                  821,000
------------------------------------------------------------------------------------------------------------------------------------
LAGATO SYSTEMS                COM    524651106     1,086       90,000 SH    X                                   90,000
------------------------------------------------------------------------------------------------------------------------------------
LEXENT INC                    COM    52886Q102     1,576      390,900 SH    X                                  390,900
------------------------------------------------------------------------------------------------------------------------------------
LIGHTPATH TECHNOLOGIES        COM    532257102       129       10,000 SH    X                                   10,000
------------------------------------------------------------------------------------------------------------------------------------
MANUGISTICS GROUP INC         COM    565011103     2,699      147,400 SH    X                                  147,400
------------------------------------------------------------------------------------------------------------------------------------
MARCHFIRST INC                COM    566244109       192    1,228,683 SH    X                                1,228,683
------------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                 COM    584699102     2,203       61,400 SH    X                                   61,400
------------------------------------------------------------------------------------------------------------------------------------
MERCURY INTERACTIVE CP        COM    589405109     2,512       60,000 SH    X                                   60,000
------------------------------------------------------------------------------------------------------------------------------------
META GROUP INC                COM    591002100        72       52,500 SH    X                                   52,500
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC COM     COM    595112103    22,841      550,000 SH    X                                  550,000
------------------------------------------------------------------------------------------------------------------------------------
MULTITUDE INC SERIES E        PFD                      9      934,580 SH    X                                  934,580
------------------------------------------------------------------------------------------------------------------------------------
NABI INC                      COM    628716102    11,450    1,850,433 SH    X                                1,850,433
------------------------------------------------------------------------------------------------------------------------------------
NEOPHARM INC                  COM    640919106    10,503      492,800 SH    X                                  492,800
------------------------------------------------------------------------------------------------------------------------------------
NETWORKS ASSOC INC            COM    640938106     5,046      611,600 SH    X                                  611,600
------------------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS           COM    62936P103       926       44,100 SH    X                                   44,100
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP                   COM    67066G104    16,204      249,600 SH    X                                  249,600
------------------------------------------------------------------------------------------------------------------------------------
ORACLE SYSTEMS                COM    68389X105     2,355      157,200 SH    X                                  157,200
------------------------------------------------------------------------------------------------------------------------------------
ORTEC INTL INC                COM    68749B108     2,692      341,836 SH    X                                  341,836
------------------------------------------------------------------------------------------------------------------------------------
PARK OHIO HLDGS CORP          COM    700666100       281       60,700 SH    X                                   60,700
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC                COM    712713106     6,136      261,800 SH    X                                  261,800
------------------------------------------------------------------------------------------------------------------------------------
PEREGRINE SYSTEMS INC         COM    71366Q101     4,378      224,500 SH    X                                  224,500
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP COM HDDG         COM    747906303     2,587      245,000 SH    X                                  245,000
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP DSSG             COM    747906204     5,764      496,900 SH    X                                  496,900
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                     143,068
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

                                                                  (SEC USE ONLY)

                                                Item 4:
                            Item 2:              Fair         Item 5:                              Item 7:
                             Title   Item 3:    Market       Shares or                            Managers             Item 8:
        Item 1:                of    CUSIP      Value       Principal             Item 6:           See          Voting Authority
    Name of Issuer          Class    Number    (x $1,000)      Amount      Investment Discretion  Instr. V            (Shares)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (b)
                                                                                Shared-
                                                                                  As
                                                                                Defined     (c)
                                                                          (a)     in      Shared-                (a)     (b)    (c)
                                                                          Sole  Instr. V   Other                 Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
RADIOSHACK CORP               COM    875382103     8,663      236,100 SH    X                                  236,100
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE WORLDWIDE, INC.   COM    75968A109     2,470    3,040,000 SH    X                                3,040,000
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD        COM    760975102    13,512      615,000 SH    X                                  615,000
------------------------------------------------------------------------------------------------------------------------------------
RIBOZYME PHARMACEUTICL        COM    762567105     4,423      714,500 SH    X                                  714,500
------------------------------------------------------------------------------------------------------------------------------------
S1 CORPORATION                COM    78463B101       435       60,000 SH    X                                   60,000
------------------------------------------------------------------------------------------------------------------------------------
SANMINA CORP                  COM    800907107     2,934      150,000 SH    X                                  150,000
------------------------------------------------------------------------------------------------------------------------------------
SCI SYS INC                   COM    783890106    24,554    1,349,100 SH    X                                1,349,100
------------------------------------------------------------------------------------------------------------------------------------
SCIENT CORP                   COM    80864H109       157       80,000 SH    X                                   80,000
------------------------------------------------------------------------------------------------------------------------------------
SCIOS INC                     COM    808905103    10,435      453,700 SH    X                                  453,700
------------------------------------------------------------------------------------------------------------------------------------
SERONO S A SPONSORED          ADR    863155107     1,875       92,800 SH    X                                   92,800
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                COM    834182107     5,870      308,800 SH    X                                  308,800
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY SOLUTIONS          COM    87872T108     5,157    2,324,075 SH    X                                2,324,075
------------------------------------------------------------------------------------------------------------------------------------
TELLABS                       COM    879664100     1,124       27,622 SH    X                                   27,622
------------------------------------------------------------------------------------------------------------------------------------
VIANT INC                     COM    92553N107       169       67,500 SH    X                                   67,500
------------------------------------------------------------------------------------------------------------------------------------
VITESSE SEMICONDUCTOR         COM    928497106       912       38,320 SH    X                                   38,320
------------------------------------------------------------------------------------------------------------------------------------
WORLD WEB LIMITED SERIES B    PFD                  2,000    2,000,000 SH    X                                2,000,000
------------------------------------------------------------------------------------------------------------------------------------
WORLD WEB LIMITED SERIES C    PFD                  1,000    1,000,000 SH    X                                1,000,000
------------------------------------------------------------------------------------------------------------------------------------
XOMA CORP                     COM    983907106       990      137,400 SH    X                                  137,400
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                      86,680
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

                                                                  (SEC USE ONLY)

                                                 Item 4:
                            Item 2:               Fair         Item 5:                             Item 7:
                             Title    Item 3:    Market       Shares or                            Managers             Item 8:
S SQUARED TECHNOLOGY          of      CUSIP      Value       Principal             Item 6:           See          Voting Authority
  ADDITIONS TO 13F          Class     Number    (x $1,000)      Amount      Investment Discretion  Instr. V            (Shares)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (b)
                                                                                Shared-
                                                                                  As
                                                                                Defined     (c)
                                                                          (a)     in      Shared-                (a)     (b)    (c)
                                                                          Sole  Instr. V   Other                 Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AIRNET COMMUNICATIONS CORP    COM    00941P106       0.6          213 SH    X                                      213
------------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD          COM    Y2573F102        48        3,200 SH    X                                    3,200
------------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP          COM    656568102        84        5,954 SH    X                                    5,954
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                       132.6
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                                      412,210